SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details)	Sep. 30, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	$ 3,733,495
Vehicle financing	172,800
Total	3,906,295
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	3,773,495
Vehicle financing	12,259
Total	3,822,803
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	49,038
Total	49,038
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	111,503
Total	$ 111,503